Financial Risk Management - Liquidity Risk - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Jan. 27, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 01, 2022 CAD ($)	Feb. 26, 2021 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends		$ 427.5	$ 441.3
Dividend per share (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Holding company cash and investments, net		$ 1,446.2	$ 1,229.4
Portfolio investments cash and investments, net		51,576.6	41,942.0
Borrowings		7,753.0	8,814.0			$ 7,232.6
RiverStone Barbados
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		1,100.0
Net cash paid (received) for derivative closures and reset provisions		103.8
Commitments for 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends	$ 249.9
Dividend per share (in dollars per share) | $ / shares	$ 10.00
Holding company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		5,338.6	5,580.6			4,117.3
Notional amount		5,385.2
Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends		429.5	239.7
Borrowings		790.7	1,033.4			1,039.6
Non-insurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		1,623.7	2,200.0			$ 2,075.7
Repayments of borrowings in next fiscal year		584.4
Revolving credit facility | Holding company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity		2,000.0
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount					$ 58.4
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Non-insurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		438.4	547.2
Notional amount		$ 441.6	$ 550.0		$ 500.0
Interest rate		5.00%	5.00%		5.00%
AGT Floating Rate Secured Senior Credit Facility Due March 2023 | Non-insurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				$ 625.0
Fairfax India Holdings Corporation (Fairfax India) | Portfolio investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments lacking liquidity or inactively traded		$ 1,129.6	$ 1,095.5
Long and short equity and equity index total return swaps | Holding company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net cash paid (received) for derivative closures and reset provisions		262.7	222.8
Long and short equity and equity index total return swaps | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net cash from long equity total return swaps		$ 176.9	$ (628.6)
Investments that may lack liquidity or are inactively traded | Liquidity risk | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure percentage		12.70%	11.30%